LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Nonaccrual loans by portfolio segment (Details 3) (Loans Receivable, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 15,152	$ 9,476
% to Non Accrual Total	100.00%	100.00%
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,986	1,596
% to Non Accrual Total	26.30%	16.80%
CRE Owner-occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	354	934
% to Non Accrual Total	2.30%	9.90%
CRE Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	380	716
% to Non Accrual Total	2.50%	7.60%
Construction & Land Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,558	3,367
% to Non Accrual Total	56.50%	35.50%
Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	397	1,480
% to Non Accrual Total	2.60%	15.60%
Residential First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,326	1,129
% to Non Accrual Total	8.80%	11.90%
Residential Junior Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		105
% to Non Accrual Total		1.10%
Retail & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 151	$ 149
% to Non Accrual Total	1.00%	1.60%